Debt - Summary of Foreign Currency Translation (Detail) - MXN ($)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$	$ 1,618,209,028,000	$ 1,577,509,797,000
U.S. dollar
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	18.3773		$ 17.0720
Japanese yen
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	0.1143		0.1183
Pounds sterling
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	23.2399		21.5977
Euro
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	19.6747		18.6443
Swiss francs
Disclosure of long term debt [Line Items]
Closing foreign exchange rate	$ 20.4578		$ 19.0535